Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Feb. 28, 2013	Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	MORGAN STANLEY SMITH BARNEY SPECTRUM CURRENCY & COMMODITY L.P.
Entity Central Index Key	0001097396
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Public Float			$ 27,613,215
Entity Common Stock, Shares Outstanding		2,930,800.922
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2012